Condensed Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fixed maturities, available-for-sale, amortized cost	$ 1,395,232	$ 757,188
Equity securities, available-for-sale, cost	20,587	6,939
Securities pledged, amortized cost	62,637	133,013
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, issued	93,344,400	79,731,800
Common stock, outstanding	93,344,400	79,731,800
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,200,000	0
Preferred stock, shares outstanding	2,200,000	0
Reinsurance recoverable on unpaid losses from related parties	904,403	950,828
Reinsurance payable to related parties	43,601	93,534
Related party transactions
Reinsurance recoverable on unpaid losses from related parties	122,209	176,241
Reinsurance payable to related parties	$ 33,654	$ 76,360